UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 5883

Dreyfus Index Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2009 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Australia--7.4%
AGL Energy	24,804	307,251
Alumina	132,098	187,792
Amcor	44,886	184,715
AMP	103,882	485,357
Aristocrat Leisure	22,601	80,794
Arrow Energy	25,299 a	90,229
Asciano Group	105,816 a	140,753
ASX	9,522	297,488
Australia & New Zealand Banking Group	125,781	1,937,650
AXA Asia Pacific Holdings	51,290	181,220
Bendigo and Adelaide Bank	14,776	100,729
BHP Billiton	180,568	5,681,874
Billabong International	9,556	73,088
BlueScope Steel	102,901	288,293
Boral	31,989	132,705
Brambles	76,555	381,228
Caltex Australia	5,748	62,265
CFS Retail Property Trust	94,834	135,211
Coca-Cola Amatil	30,901	239,684
Cochlear	2,820	130,443
Commonwealth Bank of Australia	79,264	2,820,361
Computershare	24,153	197,383
Crown	24,659	153,752
CSL	32,682	830,051
CSR	81,884	126,278
Dexus Property Group	214,225	130,010
Energy Resources of Australia	2,999	63,079
Fairfax Media	105,828	129,771
Fortescue Metals Group	65,748 a	230,664
Foster's Group	100,073	448,426
Goodman Fielder	84,351	97,124
GPT Group	439,931	193,841
Harvey Norman Holdings	31,092	84,783
Incitec Pivot	86,213	197,818

Insurance Australia Group	107,784	328,856
James Hardie Industries-CDI	26,587 a	114,715
Leighton Holdings	7,468	187,374
Lend Lease	25,435	163,877
Lion Nathan	16,125	156,979
Macquarie Airports	41,877	86,688
Macquarie Group	16,554	605,812
Macquarie Infrastructure Group	128,485	154,884
Metcash	38,859	138,268
Mirvac Group	102,666	108,823
National Australia Bank	103,390	2,091,248
Newcrest Mining	26,203	653,517
Nufarm	10,738	96,769
OneSteel	73,726	183,264
Orica	19,095	356,545
Origin Energy	45,296	546,025
OZ Minerals	136,918	127,486
Paladin Energy	33,468 a	126,876
Perpetual	2,276	63,406
Qantas Airways	50,905	98,182
QBE Insurance Group	53,741	871,215
Rio Tinto	23,558	1,182,933
Santos	42,570	513,872
Sims Metal Management	7,686	177,955
Sonic Healthcare	18,084	175,900
SP Ausnet	62,635	40,616
Stockland	121,426	317,985
Suncorp-Metway	68,860	406,453
TABCORP Holdings	33,673	202,677
Tatts Group	58,928	120,025
Telstra	238,749	700,650
Toll Holdings	34,516	194,839
Transurban Group	63,094	227,123
Wesfarmers	54,732	1,176,215
Wesfarmers-PPS	7,454	160,128
Westfield Group	109,105	1,027,684
Westpac Banking	156,773	2,826,934
Woodside Petroleum	26,460	1,005,289
Woolworths	66,173	1,499,106
WorleyParsons	8,855	190,003

		36,229,306
Austria--.3%
Erste Group Bank	9,685	336,271
OMV	8,174	322,746
Raiffeisen International Bank Holding	3,091	137,209
Telekom Austria	17,644	267,909
Verbund-Oesterreichische Elektrizitaetswirtschafts, Cl. A	3,755	182,016
Vienna Insurance Group	2,207	101,379
Voestalpine	5,954	164,352
		1,511,882
Belgium--.9%
Anheuser-Busch InBev	38,917	1,540,205
Anheuser-Busch InBev (Strip)	12,680 a	54
Belgacom	8,421	300,085
Colruyt	821	182,744
Compagnie Nationale a Portefeuille	1,980	101,844
Delhaize Group	5,546	394,480
Dexia	26,101 a	203,934
Fortis	122,153 a	472,790
Fortis (Rights)	88,615 a	0
Groupe Bruxelles Lambert	4,421	348,997
Groupe Bruxelles Lambert (Strip)	236 a	3
KBC Groep	8,175 a	173,389
Mobistar	1,355	85,900
Solvay	3,022	294,642
UCB	5,219	171,663
Umicore	6,361	165,216
		4,435,946
China--.0%
Foxconn International Holdings	83,000 a	58,046
Denmark--.9%
AP Moller - Maersk, Cl. A	30	180,508
AP Moller - Maersk, Cl. B	60	371,298
Carlsberg, Cl. B	5,592	385,978
Coloplast, Cl. B	1,443	105,233
Danske Bank	24,740 a	512,291
DSV	10,186 a	139,645
H Lundbeck	2,653	51,147
Novo Nordisk, Cl. B	24,165	1,414,880
Novozymes, Cl. B	2,420	216,341

Topdanmark	849 a	115,423
TrygVesta	1,123	75,268
Vestas Wind Systems	11,037 a	773,369
William Demant Holding	1,278 a	75,680
		4,417,061
Finland--1.2%
Elisa	7,550	137,761
Fortum	24,140	556,150
Kesko, Cl. B	3,623	95,026
Kone, Cl. B	7,874	266,471
Metso	7,011	147,011
Neste Oil	6,406	90,095
Nokia	204,761	2,711,413
Nokian Renkaat	5,217	109,615
Orion, Cl. B	4,426	77,182
Outokumpu	5,850	114,041
Pohjola Bank	9,841	101,851
Rautaruukki	4,060	87,377
Sampo, Cl. A	22,967	477,027
Sanoma	4,669	79,699
Stora Enso, Cl. R	33,336 a	210,790
UPM-Kymmene	28,870	300,840
Wartsila	4,284	152,449
		5,714,798
France--9.8%
Accor	7,382	313,453
Aeroports de Paris	1,537	123,402
Air France	7,338 a	91,873
Air Liquide	13,388	1,390,542
Alcatel-Lucent	128,316 a	352,926
Alstom	10,894	743,987
Atos Origin	2,389 a	108,334
AXA	84,525	1,777,165
BioMerieux	882	85,381
BNP Paribas	45,039	3,266,148
Bouygues	11,597	491,361
Bureau Veritas	2,381	112,241
Cap Gemini	8,064	370,365
Carrefour	34,234	1,598,515
Casino Guichard Perrachon	3,007	206,125

Christian Dior	3,498	302,022
Cie de Saint-Gobain	19,994	806,461
Cie Generale d'Optique Essilor International	10,922	602,356
Cie Generale de Geophysique-Veritas	8,008 a	161,445
CNP Assurances	2,037	185,148
Compagnie Generale des Etablissements Michelin, Cl. B	7,919	568,770
Credit Agricole	48,308	685,917
Danone	29,680	1,584,064
Dassault Systemes	3,726	185,418
EDF	12,273	605,089
Eiffage	2,009	133,228
Eramet	224	62,642
Eurazeo	1,602	72,430
Eutelsat Communications	4,821 a	134,000
Fonciere des Regions	1,404	122,437
France Telecom	98,626	2,448,381
GDF Suez	65,013	2,470,686
Gecina	908	74,356
Hermes International	2,881	430,716
ICADE	941	81,914
Iliad	708	75,182
Imerys	1,905	100,916
Ipsen	1,640	75,125
JC Decaux	4,335 a	88,471
Klepierre	4,167	118,510
L'Oreal	12,947	1,116,209
Lafarge	10,818	777,294
Lagardere	6,172	229,304
Legrand	5,117	124,526
LVMH Moet Hennessy Louis Vuitton	13,239	1,187,933
M6-Metropole Television	3,249	64,603
Natixis	52,231 a	135,291
Neopost	1,569	132,911
PagesJaunes Groupe	6,051	64,942
Pernod-Ricard	10,506	812,072
Peugeot	7,803 a	235,415
PPR	4,167	461,930
Publicis Groupe	6,530	230,893
Renault	10,155 a	430,768
Safran	9,522	146,474

Sanofi-Aventis	56,656	3,691,709
Schneider Electric	12,625	1,140,893
SCOR	8,689	207,512
Societe BIC	1,432	85,401
Societe Des Autoroutes Paris-Rhin-Rhone	1,152	82,512
Societe Generale	25,071	1,601,282
Societe Television Francaise 1	6,190	95,394
Sodexo	5,273	276,157
Suez Environnement	14,917	282,758
Technip	5,352	321,876
Thales	4,383	184,308
Total	114,828	6,334,473
Unibail-Rodamco	4,417	767,749
Vallourec	2,855	373,602
Veolia Environnement	19,705	674,117
Vinci	22,839	1,156,294
Vivendi	63,146	1,613,699
		48,247,803
Germany--7.5%
Adidas	10,594	445,334
Allianz	24,412	2,395,030
BASF	49,744	2,479,654
Bayer	41,191	2,514,652
Bayerische Motoren Werke	17,944	825,026
Beiersdorf	4,358	218,289
Celesio	4,321	114,497
Commerzbank	36,017 a	280,848
Daimler	48,612	2,237,831
Deutsche Bank	30,120	1,938,281
Deutsche Boerse	10,557	832,179
Deutsche Lufthansa	11,799	158,582
Deutsche Post	45,924	723,036
Deutsche Postbank	4,595 a	126,253
Deutsche Telekom	152,890	1,948,679
E.ON	102,338	3,853,599
Fraport AG Frankfurt Airport Services Worldwide	2,261	103,154
Fresenius	1,371	67,059
Fresenius Medical Care & Co.	10,412	475,621
GEA Group	7,860	128,040
Hamburger Hafen und Logistik	1,184	54,052

Hannover Rueckversicherung	3,028 a	122,564
Henkel & Co.	7,334	229,584
Hochtief	2,305	137,645
K+S	8,120	453,350
Linde	7,888	740,555
MAN	5,797	398,608
Merck	3,314	306,808
Metro	5,750	331,220
Munchener Ruckversicherungs	11,138	1,675,264
Puma	351	88,494
RWE	22,583	1,897,018
Salzgitter	2,195	221,417
SAP	46,257	2,164,178
Siemens	44,300	3,517,169
Solarworld	4,122	99,698
Suedzucker	4,185	87,457
ThyssenKrupp	18,199	557,318
TUI	7,370 a	47,229
United Internet	5,912 a	75,017
Volkswagen	4,769	1,705,600
Wacker Chemie	906	120,279
		36,896,168
Greece--.6%
Alpha Bank	19,547 a	256,344
Bank of Cyprus Public	29,985	196,828
Coca-Cola Hellenic Bottling	8,941	202,819
EFG Eurobank Ergasias	16,266 a	211,933
Hellenic Petroleum	6,087	62,826
Hellenic Telecommunications Organization	13,152	205,110
Marfin Investment Group	31,997 a	133,370
National Bank of Greece	32,853 a	953,908
OPAP	11,320	270,426
Piraeus Bank	16,634 a	196,682
Public Power	5,352 a	116,094
Titan Cement	3,357	96,902
		2,903,242
Hong Kong--2.5%
ASM Pacific Technology	12,500	84,838
Bank of East Asia	77,750	258,831
BOC Hong Kong Holdings	202,000	430,583

Cathay Pacific Airways	63,000	98,036
Cheung Kong Holdings	75,000	968,703
Cheung Kong Infrastructure Holdings	20,000	72,903
Chinese Estates Holdings	44,000	77,212
CLP Holdings	110,788	753,354
Esprit Holdings	58,500	422,707
Hang Lung Group	40,000	207,224
Hang Lung Properties	113,000	414,088
Hang Seng Bank	41,500	674,170
Henderson Land Development	58,762	388,206
Hong Kong & China Gas	217,483	486,598
Hong Kong Aircraft Engineerg	4,400	60,123
Hong Kong Exchanges & Clearing	55,000	1,037,542
HongKong Electric Holdings	76,000	419,223
Hopewell Holdings	33,000	107,728
Hutchison Whampoa	115,800	867,374
Hysan Development	39,000	106,683
Kerry Properties	40,500	209,031
Li & Fung	110,600	326,090
Lifestyle International Holdings	22,000	33,383
Link REIT	120,500	273,650
Mongolia Energy	126,000 a	48,449
MTR	73,500	266,495
New World Development	138,191	329,873
NWS Holdings	37,000	71,326
Orient Overseas International	14,800	82,879
PCCW	167,000	45,682
Shangri-La Asia	73,000	116,422
Sino Land	90,664	185,070
Sun Hung Kai Properties	76,699	1,166,807
Swire Pacific, Cl. A	40,500	454,904
Television Broadcasts	13,000	56,864
Wharf Holdings	70,192	330,127
Wheelock & Co.	49,000	139,096
Wing Hang Bank	10,500	100,732
Yue Yuen Industrial Holdings	29,300	79,582
		12,252,588
Ireland--.3%
Anglo Irish Bank	35,225 a,d	21,487
CRH	37,044	888,627

Elan	25,006 a	202,079
Kerry Group, Cl. A	7,193	175,652
Ryanair Holdings	4,000 a	17,580
		1,305,425
Italy--3.4%
A2A	55,689	100,902
ACEA	3,790	42,879
Alleanza Assicurazioni	23,174	173,311
Assicurazioni Generali	57,131	1,295,155
Atlantia	14,220	312,084
Autogrill	6,976 a	67,303
Banca Carige	32,548	92,244
Banca Monte dei Paschi di Siena	112,962	210,601
Banca Popolare di Milano	20,979	126,334
Banco Popolare	31,926 a	256,643
Enel	355,017	1,918,936
ENI	140,178	3,245,395
EXOR	4,104	68,774
Fiat	41,827 a	461,358
Finmeccanica	22,299	336,379
Fondiaria	2,503	41,697
Intesa Sanpaolo	415,752 a	1,539,899
Intesa Sanpaolo-RSP	47,999	134,741
Italcementi	2,518	32,754
Lottomatica	2,408	50,697
Luxottica Group	6,995 a	174,146
Mediaset	37,511	225,622
Mediobanca	22,762	317,869
Mediolanum	14,252	80,975
Parmalat	95,993	238,574
Pirelli & C	100,796 a	41,799
Prysmian	5,280	90,353
Saipem	14,523	391,211
Saras	18,185	50,558
Snam Rete Gas	78,433	341,658
Telecom Italia	543,750	846,453
Telecom Italia-RSP	333,781	374,080
Terna Rete Elettrica Nazionale	72,873	255,449
UniCredit	776,873 a	2,263,411
Unione di Banche Italiane	29,591	411,767

Unione di Banche Italiane (Warrants 6/30/11)	29,591 a	2,152
Unipol Gruppo Finanziario	44,236 a	55,065
		16,669,228
Japan--22.7%
77 Bank	17,000	100,005
ABC-Mart	1,600	45,465
Acom	2,736	57,769
Advantest	9,200	199,569
Aeon	35,500	343,085
Aeon Credit Service	3,960	44,844
AEON Mall	3,900	81,937
Aioi Insurance	24,000	113,451
Aisin Seiki	9,900	253,233
Ajinomoto	36,800	351,010
Alfresa Holdings	1,900	95,803
All Nippon Airways	48,000	133,116
Amada	16,000	101,182
Aozora Bank	27,959 a	38,475
Asahi Breweries	21,500	339,908
Asahi Glass	51,800	447,288
Ashai Kasei	69,900	359,064
Asics	9,000	84,616
Astellas Pharma	24,579	932,089
Bank of Kyoto	17,000	153,222
Bank of Yokohama	63,000	339,503
Benesse	3,800	163,664
Bridgestone	31,900	550,907
Brother Industries	12,900	115,591
Canon	57,550	2,134,056
Canon Marketing Japan	4,500	71,285
Casio Computer	13,100	106,925
Central Japan Railway	85	509,848
Chiba Bank	38,000	245,097
Chubu Electric Power	35,900	859,835
Chugai Pharmaceutical	11,128	202,816
Chugoku Bank	9,000	120,637
Chugoku Electric Power	14,200	295,650
Chuo Mitsui Trust Holdings	52,380	181,579
Citizen Holdings	17,800	96,110
COCA-COLA WEST	2,700	52,556

Cosmo Oil	36,000	107,022
Credit Saison	8,800	114,258
Dai Nippon Printing	30,800	448,435
Daicel Chemical Industries	15,000	95,015
Daido Steel	14,200	58,474
Daihatsu Motor	9,000	100,688
Daiichi Sankyo	36,583	660,988
Daikin Industries	12,800	462,545
Dainippon Sumitomo Pharma	9,000	83,198
Daito Trust Construction	4,200	205,599
Daiwa House Industry	26,400	271,502
Daiwa Securities Group	89,000	523,557
Dena	11	33,429
Denki Kagaku Kogyo Kabushiki Kaisha	27,600	89,299
Denso	26,400	775,125
Dentsu	9,200	193,094
DIC	23,000	32,134
Dowa Holdings	11,000	49,919
Dowa Holdings (Rights)	7,000 a	0
East Japan Railway	18,400	1,049,551
Eisai	13,800	488,534
Electric Power Development	6,580	194,231
Elpida Memory	7,700 a	87,358
FamilyMart	3,000	97,064
Fanuc	10,400	848,868
Fast Retailing	2,500	322,759
Fuji Electric Holdings	38,000	66,264
Fuji Heavy Industries	30,000	120,384
Fuji Media Holdings	11	17,483
FUJIFILM Holdings	26,500	860,182
Fujitsu	96,800	632,487
Fukuoka Financial Group	40,000	174,379
Furukawa Electric	35,000	168,024
GS Yuasa	17,000	154,472
Gunma Bank	22,000	127,108
Hachijuni Bank	19,000	110,573
Hakuhodo DY Holdings	1,170	63,911
Hankyu Hashin Holdings	62,000	283,964
Hikari Tsushin	1,300	28,063
Hino Motors	10,000	33,195

Hirose Electric	1,600	178,161
Hiroshima Bank	30,000	124,166
Hisamitsu Pharmaceutical	3,400	116,792
Hitachi	183,900	614,320
Hitachi Chemical	6,300	128,058
Hitachi Construction Machinery	6,600	116,407
Hitachi High-Technologies	3,900	75,956
Hitachi Metals	7,000	68,386
Hokkaido Electric Power	9,600	185,455
Hokuhoku Financial Group	62,000	140,680
Hokuriku Electric Power	10,000	227,428
Honda Motor	89,020	2,852,156
HOYA	22,600	542,476
Ibiden	7,100	234,939
Idemitsu Kosan	1,100	91,402
IHI	73,000 a	122,696
INPEX	45	342,245
Isetan Mitsukoshi Holdings	20,020	210,936
Isuzu Motors	69,000	122,496
Ito En	3,300	51,617
ITOCHU	78,500	583,833
Itochu Techno-Solutions	1,400	41,914
Iyo Bank	14,000	145,596
J Front Retailing	26,800	148,083
Jafco	1,600	55,801
Japan Airlines	39,600 a	66,974
Japan Petroleum Exploration	1,400	68,680
Japan Prime Realty Investment	36	77,033
Japan Real Estate Investment	22	183,035
Japan Retail Fund Investment	17	84,826
Japan Steel Works	17,000	221,440
Japan Tobacco	244	702,306
JFE Holdings	26,560	1,063,014
JGC	11,000	189,506
Joyo Bank	37,462	189,681
JS Group	12,624	194,674
JSR	9,100	163,082
JTEKT	10,800	121,506
Jupiter Telecommunications	142	118,588
Kajima	50,800	142,482

Kamigumi	15,400	127,639
Kaneka	16,000	110,594
Kansai Electric Power	41,299	917,563
Kansai Paint	11,000	84,353
Kao	29,000	653,448
Kawasaki Heavy Industries	71,000	181,984
Kawasaki Kisen Kaisha	33,000	123,757
KDDI	158	833,195
Keihin Electric Express Railway	22,000	182,342
Keio	31,000	184,968
Keisei Electric Railway	17,000	105,541
Keyence	2,305	452,550
Kikkoman	8,000	93,030
Kinden	6,000	50,171
Kintetsu	89,354	413,941
Kirin Holdings	45,000	669,363
Kobe Steel	138,000	265,287
Komatsu	51,400	836,374
Konami	5,200	110,069
Konica Minolta Holdings	25,000	271,810
Kubota	60,000	537,003
Kuraray	17,500	197,253
Kurita Water Industries	5,800	191,313
Kyocera	8,800	704,407
Kyowa Hakko Kirin	14,705	168,375
Kyushu Electric Power	20,800	445,738
Lawson	3,100	127,979
Leopalace21	7,200	61,339
Mabuchi Motor	1,500	74,846
Makita	6,500	160,460
Marubeni	91,000	417,743
Marui Group	14,100	100,571
Maruichi Steel Tube	2,000	38,279
Matsui Securities	8,000	75,886
Mazda Motor	46,000	119,838
McDonald's Holdings Japan	3,000	54,268
Mediceo Paltac Holdings	7,700	95,689
MEIJI Holdings	3,521	141,291
Minebea	18,000	72,798
Mitsubishi	73,300	1,455,297

Mitsubishi Chemical Holdings	63,100	281,711
Mitsubishi Electric	105,000	765,481
Mitsubishi Estate	64,000	1,060,224
Mitsubishi Gas Chemical	20,000	122,485
Mitsubishi Heavy Industries	164,700	655,720
Mitsubishi Logistics	6,000	73,995
Mitsubishi Materials	61,000	164,683
Mitsubishi Motors	184,000 a	338,253
Mitsubishi Rayon	33,000	89,784
Mitsubishi Tanabe Pharma	11,000	130,227
Mitsubishi UFJ Financial Group	501,290	2,980,515
Mitsubishi UFJ Lease & Finance	2,860	87,126
Mitsui & Co.	93,400	1,164,618
Mitsui Chemicals	33,000	120,290
Mitsui Engineering & Shipbuilding	34,000	85,719
Mitsui Fudosan	45,000	822,522
Mitsui Mining & Smelting	34,000 a	93,219
Mitsui OSK Lines	63,000	381,858
Mitsui Sumitomo Insurance Group Holdings	21,869	558,240
Mitsumi Electric	4,800	117,737
Mizuho Financial Group	679,300	1,534,214
Mizuho Securities	26,000	94,501
Mizuho Trust & Banking	66,000 a	84,584
Murata Manufacturing	11,100	541,037
Namco Bandai Holdings	10,350	115,683
NEC	106,800 a	372,473
NGK Insulators	13,000	292,925
NGK Spark Plug	10,000	109,670
NHK Spring	11,000	79,153
Nidec	6,000	431,745
Nikon	17,600	351,649
Nintendo	5,350	1,438,169
Nippon Building Fund	26	232,155
Nippon Electric Glass	18,085	208,596
Nippon Express	42,000	191,922
Nippon Meat Packers	9,000	109,670
Nippon Mining Holdings	45,800	216,503
Nippon Oil	66,800	352,262
Nippon Paper Group	4,900	125,595
Nippon Sheet Glass	34,000	101,077

Nippon Steel	276,100	1,099,237
Nippon Telegraph & Telephone	28,100	1,154,168
Nippon Yusen	61,800	262,923
Nipponkoa Insurance	35,000	207,732
Nishi-Nippon City Bank	30,000	75,634
Nissan Chemical Industries	9,000	120,448
Nissan Motor	134,600	974,205
Nissay Dowa General Insurance	8,000	37,313
Nisshin Seifun Group	9,300	112,446
Nisshin Steel	42,000	79,857
Nisshinbo Holdings	7,000	89,049
Nissin Foods Holdings	3,900	123,725
Nitori	1,850	131,761
Nitto Denko	9,200	294,763
NOK	5,200	63,419
Nomura Holdings	134,900	1,174,769
Nomura Real Estate Holdings	5,400	94,392
Nomura Real Estate Office Fund	17	111,077
Nomura Research Institute	5,700	140,412
NSK	24,000	129,335
NTN	25,000	100,583
NTT Data	71	237,922
NTT DoCoMo	849	1,223,623
NTT Urban Development	55	51,767
Obayashi	35,000	155,523
Obic	350	59,378
Odakyu Electric Railway	35,000	300,751
OJI Paper	49,000	211,555
Olympus	11,000	314,302
Omron	10,400	167,589
Ono Pharmaceutical	4,800	212,280
Onward Holdings	6,000	42,418
ORACLE JAPAN	1,700	68,039
Oriental Land	3,000	199,800
ORIX	5,800	364,956
Osaka Gas	99,000	327,591
OSAKA Titanium Technologies	600	20,673
OTSUKA	1,000	51,893
Panasonic	106,195	1,673,328
Panasonic Electric Works	19,000	200,389

Promise	3,550	37,180
Rakuten	355	226,735
Resona Holdings	26,000	381,827
Ricoh	37,000	482,735
Rinnai	1,700	73,754
Rohm	5,500	406,744
Sankyo	2,800	165,891
Santen Pharmaceutical	3,800	117,958
Sanyo Electric	90,000 a	200,431
Sapporo Hokuyo Holdings	15,000	50,265
Sapporo Holdings	13,000	78,113
SBI Holdings	887	178,248
Secom	10,900	463,732
Sega Sammy Holdings	9,584	125,646
Seiko Epson	6,800	104,005
Sekisui Chemical	22,000	129,187
Sekisui House	28,000	262,367
Seven & I Holdings	41,660	971,534
Seven Bank	26	67,489
Sharp	55,000	608,383
Shikoku Electric Power	10,100	300,788
Shimadzu	15,000	115,657
Shimamura	1,200	107,905
Shimano	3,500	142,655
Shimizu	28,000	114,418
Shin-Etsu Chemical	22,200	1,189,348
Shinko Electric Industries	2,700	42,346
Shinsei Bank	50,000 a	73,533
Shionogi & Co.	17,000	349,840
Shiseido	19,000	308,167
Shizuoka Bank	33,400	327,000
Showa Denko	64,000	118,326
Showa Shell Sekiyu	11,300	125,707
SMC	2,800	314,134
Softbank	41,000	867,850
Sojitz	66,600	138,524
Sompo Japan Insurance	49,000	323,252
Sony	54,280	1,525,280
Sony Financial Holdings	50	153,212
Square Enix Holdings	3,700	81,816

Stanley Electric	8,200	169,177
SUMCO	5,600	104,417
Sumitomo	61,100	601,404
Sumitomo Chemical	87,000	428,625
Sumitomo Electric Industries	41,200	510,266
Sumitomo Heavy Industries	29,000	139,220
Sumitomo Metal Industries	183,000	453,679
Sumitomo Metal Mining	27,000	404,170
Sumitomo Mitsui Financial Group	49,000	2,084,668
Sumitomo Realty & Development	21,000	430,170
Sumitomo Rubber Industries	9,400	81,168
Sumitomo Trust & Banking	73,000	397,227
Suruga Bank	12,000	126,813
Suzuken	3,720	111,567
Suzuki Motor	18,000	451,914
T & D Holdings	12,200	356,279
Taiheiyo Cement	50,000	75,109
Taisei	58,000	130,994
Taisho Pharmaceutical	6,000	115,090
Taiyo Nippon Sanso	15,000	143,390
Takashimaya	15,000	122,906
Takeda Pharmaceutical	40,500	1,629,445
TDK	6,100	319,113
Teijin	46,000	144,966
Terumo	9,200	464,856
THK	6,700	109,373
Tobu Railway	45,000	271,810
Toho	5,800	102,602
Toho Gas	22,000	88,051
Tohoku Electric Power	22,200	459,648
Tokio Marine Holdings	39,100	1,129,524
Tokuyama	12,000	90,257
Tokyo Broadcasting System	1,700	26,555
Tokyo Electric Power	65,672	1,672,930
Tokyo Electron	9,400	489,774
Tokyo Gas	126,000	459,289
Tokyo Steel Manufacturing	5,500	60,665
Tokyo Tatemono	14,000	68,239
Tokyu	62,820	306,198
Tokyu Land	28,000	112,359

TonenGeneral Sekiyu	14,000	132,948
Toppan Printing	31,000	314,575
Toray Industries	74,000	368,465
Toshiba	213,000	939,755
Tosoh	29,000	84,385
TOTO	14,000	95,446
Toyo Seikan Kaisha	7,400	157,802
Toyo Suisan Kaisha	4,000	99,375
Toyoda Gosei	3,600	110,804
Toyota Boshoku	4,200	81,710
Toyota Industries	9,200	247,408
Toyota Motor	148,414	6,220,619
Toyota Tsusho	11,600	177,177
Trend Micro	5,500	188,928
Tsumura & Co.	3,100	99,648
Ube Industries	55,600	160,034
UNICHARM	2,100	168,979
UNY	9,000	72,987
Ushio	5,900	110,631
USS	1,330	82,710
West Japan Railway	87	276,002
Yahoo! Japan	735	239,737
Yakult Honsha	5,100	111,702
Yamada Denki	4,820	299,747
Yamaguchi Financial Group	11,000	149,640
Yamaha	9,200	121,481
Yamaha Motor	12,800	158,395
Yamato Holdings	20,400	301,516
Yamato Kogyo	2,800	86,769
Yamazaki Baking	6,000	74,941
Yaskawa Electric	15,000	106,045
Yokogawa Electric	11,500	89,637
		112,336,405
Luxembourg--.5%
ArcelorMittal	46,314	1,657,964
SES	14,475	284,435
Tenaris	25,833	392,619
		2,335,018
Netherlands--2.6%
Aegon	73,846	540,020

Akzo Nobel	12,610	688,210
ASML Holding	22,369	582,582
Corio	2,917	160,792
European Aeronautic Defence and Space	21,543	408,662
Fugro	3,791	169,223
Heineken	13,332	529,432
Heineken Holding	5,660	193,792
ING Groep	105,881	1,350,721
Koninklijke Ahold	64,606	730,841
Koninklijke Boskalis Westminster	3,558	88,504
Koninklijke DSM	8,571	304,762
KONINKLIJKE KPN	92,586	1,384,183
Koninklijke Philips Electronics	52,560	1,192,276
QIAGEN	10,612 a	201,456
Randstad Holding	5,351 a	184,350
Reed Elsevier	36,395	379,461
SBM Offshore	7,969	151,620
STMicroelectronics	36,468	277,075
TNT	20,204	477,358
Unilever	87,791	2,386,017
Wolters Kluwer	15,164	296,684
		12,678,021
New Zealand--.1%
Auckland International Airport	65,324	73,110
Contact Energy	15,698	65,109
Fletcher Building	31,254	147,736
Sky City Entertainment Group	33,202	71,915
Telecom Corporation of New Zealand	92,121	168,601
		526,471
Norway--.7%
DNB NOR	37,620 a	325,972
Norsk Hydro	37,703 a	220,489
Orkla	41,776	329,409
Renewable Energy	18,350 a	145,079
SeaDrill	14,542	232,449
StatoilHydro	60,671	1,291,103
Telenor	45,919 a	421,752
Yara International	9,640	297,536
		3,263,789

Portugal--.3%

Banco Comercial Portugues, Cl. R	120,349	128,140
Banco Espirito Santo	27,218	169,056
Brisa Auto-Estradas de Portugal	9,633	79,349
Cimpor-Cimentos de Portugal	12,398	93,863
Energias de Portugal	99,918	394,238
Galp Energia, Cl. B	7,905	102,884
Jeronimo Martins	13,816	96,372
Portugal Telecom	30,385	306,202
		1,370,104
Singapore--1.4%
Ascendas Real Estate Investment Trust	73,281	86,389
CapitaLand	129,500	343,046
CapitaMall Trust	120,000	131,479
City Developments	26,000	182,823
ComfortDelgro	93,700	100,714
Cosco Singapore	48,000	43,605
DBS Group Holdings	92,588	891,177
Fraser and Neave	49,150	141,446
Genting Singapore	188,527 a	110,471
Golden Agri-Resources	275,440	81,177
Jardine Cycle & Carriage	8,422	137,831
Keppel	65,000	378,177
Neptune Orient Lines	56,000	64,464
Noble Group	78,800	114,207
Olam International	72,300	127,348
Oversea-Chinese Banking	135,942	737,191
SembCorp Industries	53,254	118,543
SembCorp Marine	41,000	88,707
Singapore Airlines	26,733	250,266
Singapore Exchange	44,000	266,066
Singapore Press Holdings	91,075	226,732
Singapore Technologies Engineering	78,000	142,256
Singapore Telecommunications	430,951	1,045,961
StarHub	26,918	41,813
United Overseas Bank	66,112	810,555
UOL Group	22,111	53,666
Wilmar International	40,000	166,152
		6,882,262
Spain--4.6%
Abertis Infraestructuras	15,454	318,352

Acciona	1,296	155,721
Acerinox	7,125	140,613
ACS Actividades de Construccion y Servicios	7,368	390,577
Banco Bilbao Vizcaya Argentaria	191,804	3,132,648
Banco de Sabadell	49,977	331,602
Banco de Valencia	10,791	104,645
Banco Popular Espanol	40,796	366,409
Banco Santander	438,757	6,320,032
Bankinter	13,805	155,990
Cintra Concesiones de Infraestructuras de Transporte	11,882	96,863
Criteria Caixacorp	43,257	206,982
EDP Renovaveis	9,624 a	98,295
Enagas	10,301	202,635
Fomento de Construcciones y Contratas	1,877	74,911
Gamesa Tecnologica	9,180	197,568
Gas Natural SDG	11,428	212,734
Gestevision Telecinco	5,695	64,593
Grifols	6,640	120,263
Grupo Ferrovial	3,402	116,239
Iberdrola	198,383	1,693,177
Iberdrola Renovables	41,806	192,037
Iberia Lineas Aereas de Espana	23,577 a	52,346
Inditex	11,307	604,994
Indra Sistemas	5,136	117,416
Mapfre	40,701	151,185
Red Electrica	6,028	281,769
Repsol	39,644	915,588
Sacyr Vallehermoso	4,444	70,818
Telefonica	227,829	5,638,068
Zardoya Otis	7,104	160,544
Zardoya Otis (Rights)	5,665 a	5,823
		22,691,437
Sweden--2.5%
Alfa Laval	18,893	203,834
Assa Abloy, Cl. B	15,611	254,994
Atlas Copco, Cl. A	36,802	434,433
Atlas Copco, Cl. B	19,602	205,833
Electrolux, Ser. B	13,397 a	248,253
Getinge, Cl. B	10,308	152,810
Hennes & Mauritz, Cl. B	27,592	1,624,774

Holmen, Cl. B	3,004	81,849
Husqvarna, Cl. B	20,920 a	130,655
Investor, Cl. B	24,068	424,518
Lundin Petroleum	10,567 a	92,684
Millicom International Cellular, SDR	4,207 a	313,563
Nordea Bank	173,989	1,671,754
Sandvik	55,102	519,987
Scania, Cl. B	18,378	213,161
Securitas, Cl. B	16,173	150,957
Skandinaviska Enskilda Banken, Cl. A	83,309 a	460,839
Skanska, Cl. B	21,176	294,301
SKF, Cl. B	21,471	319,031
SSAB, Cl. A	9,760	126,600
SSAB, Cl. B	3,653	43,248
Svenska Cellulosa, Cl. B	31,185	397,020
Svenska Handelsbanken, Cl. A	25,591	619,990
Swedbank, Cl. A	19,203 a	146,949
Swedish Match	14,428	272,804
Tele2, Cl. B	15,789	210,439
Telefonaktiebolaget LM Ericsson, Cl. B	160,008	1,554,990
TeliaSonera	121,696	773,410
Volvo, Cl. A	23,032	162,024
Volvo, Cl. B	59,638	431,815
		12,537,519
Switzerland--7.5%
ABB	118,607 a	2,151,181
Actelion	5,566 a	304,869
Adecco	6,790	324,911
Aryzta	3,996 a	139,233
Baloise Holding	2,493	197,355
BKW FMB Energie	818	62,856
Compagnie Financiere Richemont, Cl. A	28,327	691,166
Credit Suisse Group	60,616	2,844,235
Geberit	2,066	286,217
Givaudan	408	270,863
Holcim	13,303 a	802,197
Julius Baer Holding	11,520	544,825
Kuehne & Nagel International	2,787	230,470
Lindt & Spruengli	6	142,328
Lindt & Spruengli-PC	47	92,581

Logitech International	9,174 a	153,433
Lonza Group	2,538	249,732
Nestle	195,694	7,996,861
Nobel Biocare Holding	6,283	148,165
Novartis	113,802	5,174,885
Pargesa Holding	1,539	112,181
Roche Holding	37,799	5,917,892
Schindler Holding	2,701	173,165
Schindler Holding-PC	977	62,637
SGS	259	303,701
Sonova Holding	2,284	200,016
Straumann Holding	380	82,656
Swatch Group	2,031	74,824
Swatch Group-BR	1,712	310,665
Swiss Life Holding	1,524 a	151,657
Swiss Reinsurance	18,001	685,752
Swisscom	1,223	398,576
Syngenta	5,238	1,200,177
Synthes	3,025	337,563
UBS	173,828 a	2,521,213
Zurich Financial Services	7,887	1,538,927
		36,879,965
United Kingdom--20.7%
3i Group	54,848	248,921
Admiral Group	10,809	171,402
AMEC	17,527	204,853
Anglo American	70,957	2,270,379
Antofagasta	19,689	247,096
Associated British Foods	19,775	260,961
AstraZeneca	77,934	3,621,562
Autonomy	10,524 a	205,005
Aviva	144,001	837,354
BAE Systems	190,835	971,275
Balfour Beatty	24,137	122,348
Barclays	593,303	2,973,449
Berkeley Group Holdings	4,303 a	58,925
BG Group	180,801	2,994,416
BHP Billiton	118,861	3,079,954
BP	1,007,812	8,307,235
British Airways	29,271 a	69,102

British American Tobacco	107,498	3,311,250
British Land	47,174	340,203
British Sky Broadcasting Group	62,003	561,243
BT Group	419,586	880,992
Bunzl	16,833	144,556
Burberry Group	23,186	176,819
Cable & Wireless	140,485	335,847
Cadbury	73,946	724,516
Cairn Energy	7,636 a	303,318
Capita Group	32,791	362,871
Carnival	9,179	265,392
Carphone Warehouse Group	26,887	80,012
Centrica	276,237	1,008,657
Cobham	57,078	169,477
Compass Group	100,838	539,138
Diageo	134,765	2,095,684
Drax Group	17,419	115,585
Eurasian Natural Resources	15,807	226,286
Experian	56,456	462,363
Firstgroup	25,087	137,873
Fresnillo	8,224	85,145
Friends Provident Group	119,750	139,267
G4S	70,746	250,407
GlaxoSmithKline	279,153	5,317,509
Hammerson	34,972	199,881
Home Retail Group	45,284	235,733
HSBC Holdings	925,263	9,291,899
ICAP	26,883	202,339
Imperial Tobacco Group	54,852	1,555,924
Intercontinental Hotels Group	13,743	154,702
International Power	84,104	355,900
Invensys	40,561	173,490
Investec	22,001	147,357
J Sainsbury	62,600	329,506
Johnson Matthey	12,153	285,294
Kazakhmys	10,696	151,878
Kingfisher	129,204	455,713
Ladbrokes	32,620	94,909
Land Securities Group	41,874	370,708
Legal & General Group	298,385	318,820

Liberty International	24,482	176,962
Lloyds Banking Group	880,990	1,241,469
London Stock Exchange Group	7,101	83,820
Lonmin	7,644 a	175,009
Man Group	89,019	408,429
Marks & Spencer Group	82,098	470,588
National Grid	131,224	1,215,017
Next	10,932	309,008
Old Mutual	288,800	458,774
Pearson	42,160	484,722
Prudential	135,132	1,004,210
Randgold Resources	4,080	245,873
Reckitt Benckiser Group	32,557	1,552,312
Reed Elsevier	60,281	422,983
Rexam	32,145	125,768
Rexam (Rights)	11,689 a	16,666
Rio Tinto	73,810	3,045,692
Rolls-Royce Group	100,812 a	692,342
Royal Bank of Scotland Group	861,866 a	640,766
Royal Dutch Shell, Cl. A	190,794	4,972,366
Royal Dutch Shell, Cl. B	145,125	3,738,859
RSA Insurance Group	183,982	386,149
SABMiller	48,921	1,124,910
Sage Group	65,389	211,824
Schroders	7,484	121,282
Scottish & Southern Energy	49,822	914,355
Segro	35,064	160,440
Serco Group	25,133	168,126
Severn Trent	11,743	188,549
Shire	30,662	451,398
Smith & Nephew	44,957	354,400
Smiths Group	20,123	240,199
Standard Chartered	102,196	2,407,542
Standard Life	120,203	394,174
Tesco	423,702	2,581,450
Thomas Cook Group	26,759	96,267
Thomso Reuters	8,929	283,477
Tomkins	43,862	128,709
Tui Travel	29,455	110,849
Tullow Oil	41,638	682,358

Unilever	69,233	1,813,494
United Utilities Group	37,832	282,710
Vedanta Resources	7,560	221,089
Vodafone Group	2,823,451	5,743,421
Whitbread	9,297	133,400
WM Morrison Supermarkets	114,874	513,247
Wolseley	15,733 a	349,251
WPP	68,549	524,752
Xstrata	102,970	1,379,670
		102,451,827
Total Common Stocks
(cost $543,766,358)		484,594,311

Preferred Stocks--.3%
Germany
Bayerische Motoren Werke	3,061	89,399
Fresenius	4,167	235,012
Henkel & Co.	9,846	360,148
Porsche Automobil Holding	4,643	301,090
RWE	1,922	135,647
Volkswagen	5,473	426,688
Total Preferred Stocks
(cost $1,700,984)		1,547,984
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills
0.15%, 9/10/09
(cost $384,936)	385,000 [b]	384,949

Other Investment--.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,400,000)	2,400,000 [c]	2,400,000

Total Investments (cost $548,252,278)	99.3%	488,927,244
Cash and Receivables (Net)	.7%	3,262,841
Net Assets	100.0%	492,190,085

SDR- Swedish Depository Receipts
PC - Participation Certificate

RSP - Risparmio Shares

a	Non-income producing security.
b	All or partially held by a broker as collateral for open financial futures positions.
c	Investment in affiliated money market mutual fund.
d	The value of this security has been determined in good faith under the direction of the Board of Directors.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $548,252,778. Net unrealized depreciation on investments was $59,325,034 of which $25,850,212 related to appreciated investment securities and $85,175,246 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
July 31, 2009 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2009 ($)
Financial Futures Long
DJ Euro Stoxx 50	51	1,905,974	September 2009	38,870
FTSE 100	15	1,137,950	September 2009	(1,311)
S&P ASX 200 Index	4	349,750	September 2009	10,927
TOPIX	11	1,104,102	September 2009	34,818

Gross Unrealized Appreciation				84,615
Gross Unrealized Depreciation				(1,311)

At July 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 7/31/2009 ($)
Buys:
Australian Dollar,
Expiring 9/16/2009	199,591	163,996	166,323	2,327
Australian Dollar,
Expiring 9/16/2009	84,542	69,962	70,450	488
British Pounds,
Expiring 9/16/2009	430,881	707,522	719,691	12,169
British Pounds,
Expiring 9/16/2009	92,100	152,273	153,833	1,560
Euro,
Expiring 9/16/2009	811,079	1,149,256	1,156,108	6,852
Euro,
Expiring 9/16/2009	132,900	188,024	189,435	1,411
Japanese Yen,
Expiring 9/16/2009	82,916,893	881,634	876,671	(4,963)
Japanese Yen,
Expiring 9/16/2009	18,800,000	197,145	198,770	1,625

Gross Unrealized Appreciation				26,432
Gross Unrealized Depreciation				(4,963)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign	486,120,808	21,487	-	486,142,295
U.S. Treasury Securities	-	384,949	-	384,949
Mutual Funds	2,400,000	-	-	2,400,000
Other Financial Instruments+	84,615	26,432	-	111,047
Liabilities ($)
Other Financial Instruments+	(1,311)	(4,963)	-	(6,274)
† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2009 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)
Consumer Discretionary--8.8%
Abercrombie & Fitch, Cl. A	21,168 a	605,193
Amazon.com	77,663 a,b	6,660,379
Apollo Group, Cl. A	25,395 a,b	1,753,271
AutoNation	26,802 a,b	554,265
AutoZone	8,743 a,b	1,342,663
Bed Bath & Beyond	62,357 a,b	2,166,906
Best Buy	82,058 a	3,066,507
Big Lots	20,087 a,b	462,804
Black & Decker	14,270 a	536,552
Carnival	104,868 a	2,935,255
CBS, Cl. B	162,937	1,334,454
Centex	30,129 a,b	328,707
Coach	78,943	2,335,923
Comcast, Cl. A	695,386	10,333,436
D.R. Horton	67,450 a	781,746
Darden Restaurants	33,452	1,083,510
DeVry	14,888	740,529
DIRECTV Group	126,764 a,b	3,283,188
Eastman Kodak	64,824 a	192,527
Expedia	51,402 a,b	1,064,535
Family Dollar Stores	33,266 a	1,045,218
Ford Motor	765,185 a,b	6,121,480
Fortune Brands	35,903	1,420,682
GameStop, Cl. A	39,677 a,b	868,530
Gannett	56,630 a	396,410
Gap	113,824	1,857,608
Genuine Parts	39,155 a	1,386,870
Goodyear Tire & Rubber	59,181 b	1,007,261
H & R Block	80,149	1,337,687
Harley-Davidson	57,065 a	1,289,669
Harman International Industries	14,877 a	367,164
Hasbro	29,932	793,198
Home Depot	408,370	10,593,118
International Game Technology	73,881 a	1,459,150
Interpublic Group of Cos.	116,083 a,b	604,792
J.C. Penney	53,156	1,602,653
Johnson Controls	142,556 a	3,689,349
KB Home	19,013 a	317,327
Kohl's	73,075 b	3,547,791
Leggett & Platt	38,630 a	670,231
Lennar, Cl. A	34,261 a	405,650
Limited Brands	68,114	881,395
Lowe's Cos.	356,361	8,003,868
Macy's	100,609	1,399,471
Marriott International, Cl. A	71,864 a	1,547,955

Mattel	86,234	1,515,994
McDonald's	266,563	14,676,959
McGraw-Hill Cos.	77,073	2,416,239
Meredith	9,262 a	245,165
New York Times, Cl. A	28,966 a	227,962
Newell Rubbermaid	68,205 a	877,798
News, Cl. A	551,722	5,699,288
NIKE, Cl. B	94,273	5,339,623
Nordstrom	38,007 a	1,004,905
O'Reilly Automotive	32,675 a,b	1,328,566
Office Depot	67,252 a,b	305,997
Omnicom Group	75,050	2,551,700
Polo Ralph Lauren	13,678 a	862,398
Pulte Homes	52,685 a	599,028
RadioShack	32,300	500,973
Scripps Networks Interactive, Cl.
A	22,057	712,000
Sears Holdings	13,585 a,b	901,229
Sherwin-Williams	23,990 a	1,385,423
Snap-On	14,181	505,269
Stanley Works	19,313	775,417
Staples	170,658 a	3,587,231
Starbucks	175,133 b	3,099,854
Starwood Hotels & Resorts
Worldwide	44,558 a	1,052,014
Target	181,409	7,913,061
Tiffany & Co.	29,894 a	891,738
Time Warner	288,756	7,698,235
Time Warner Cable	85,055	2,811,918
TJX Cos.	100,632 a	3,645,897
VF	20,838	1,348,010
Viacom, Cl. B	149,049 b	3,451,975
Walt Disney	446,971 a	11,227,912
Washington Post, Cl. B	1,437 a	648,806
Whirlpool	17,999 a	1,027,563
Wyndham Worldwide	43,577	607,899
Wynn Resorts	14,876 a,b	761,205
Yum! Brands	112,487	3,988,789
		190,370,917
Consumer Staples--11.5%
Altria Group	500,115	8,767,016
Archer-Daniels-Midland	154,562	4,655,407
Avon Products	102,209 a	3,309,527
Brown-Forman, Cl. B	23,436	1,030,012
Campbell Soup	49,681	1,541,601
Clorox	33,086	2,018,577
Coca-Cola	481,820	24,013,909
Coca-Cola Enterprises	75,713	1,422,647
Colgate-Palmolive	121,590	8,807,980
ConAgra Foods	109,854	2,156,434
Constellation Brands, Cl. A	47,761 b	652,415
Costco Wholesale	104,486	5,172,057

CVS Caremark	352,303	11,795,104
Dean Foods	42,477 b	900,088
Dr. Pepper Snapple Group	61,949 b	1,524,565
Estee Lauder, Cl. A	28,062 a	1,022,579
General Mills	80,781	4,758,809
H.J. Heinz	74,982	2,883,808
Hershey	40,106	1,602,235
Hormel Foods	16,901	606,915
J.M. Smucker	28,381	1,419,901
Kellogg	60,104	2,854,940
Kimberly-Clark	99,784	5,832,375
Kraft Foods, Cl. A	354,753	10,053,700
Kroger	157,274	3,362,518
Lorillard	40,584	2,991,852
McCormick & Co.	31,508 a	1,015,188
Molson Coors Brewing, Cl. B	36,475	1,649,035
Pepsi Bottling Group	33,779 a	1,146,797
PepsiCo	376,695	21,377,441
Philip Morris International	474,344	22,104,430
Procter & Gamble	704,216	39,091,030
Reynolds American	41,207 a	1,792,917
Safeway	103,519	1,959,615
Sara Lee	171,310	1,822,738
SUPERVALU	52,104	772,702
SYSCO	144,573	3,435,054
Tyson Foods, Cl. A	71,441	816,571
Wal-Mart Stores	539,039	26,887,265
Walgreen	237,905	7,386,950
Whole Foods Market	34,365 a,b	831,289
		247,245,993
Energy--11.7%
Anadarko Petroleum	120,449	5,805,642
Apache	80,388	6,748,572
Baker Hughes	73,982	2,996,271
BJ Services	72,178 a	1,023,484
Cabot Oil & Gas	25,678 a	902,068
Cameron International	52,077 b	1,626,365
Chesapeake Energy	136,037	2,916,633
Chevron	484,210	33,638,069
ConocoPhillips	357,899	15,643,765
Consol Energy	43,840	1,557,635
Denbury Resources	60,182 a,b	999,021
Devon Energy	107,420	6,240,028
Diamond Offshore Drilling	16,768 a	1,506,940
El Paso	167,868 a	1,688,752
ENSCO International	34,299 a	1,299,589
EOG Resources	59,759	4,423,959
Exxon Mobil	1,179,437	83,020,570
FMC Technologies	30,382 a,b	1,321,617
Halliburton	215,816 a	4,767,375
Hess	67,994	3,753,269
Marathon Oil	169,534 a	5,467,472

Massey Energy	19,878 a	528,755
Murphy Oil	45,663 a	2,657,587
Nabors Industries	66,961 b	1,139,676
National Oilwell Varco	100,206 b	3,601,404
Noble Energy	41,352	2,527,434
Occidental Petroleum	195,563	13,951,464
Peabody Energy	64,384 a	2,131,754
Pioneer Natural Resources	28,595 a	816,387
Range Resources	37,024	1,718,284
Rowan	27,369	583,781
Schlumberger	288,574	15,438,709
Smith International	51,789 a	1,301,458
Southwestern Energy	82,272 b	3,408,529
Spectra Energy	155,718	2,858,982
Sunoco	28,954	714,874
Tesoro	33,874 a	443,411
Valero Energy	134,536 a	2,421,648
Williams Cos.	138,178	2,306,191
XTO Energy	139,285	5,603,436
		251,500,860
Financial--13.3%
Aflac	112,556	4,261,370
Allstate	130,110	3,501,260
American Express	283,450	8,030,138
American International Group	32,238 a	423,607
Ameriprise Financial	61,606	1,712,647
AON	65,145	2,569,970
Apartment Investment & Management,
Cl. A	27,723 a	260,042
Assurant	28,350	723,492
AvalonBay Communities	19,016 a	1,106,731
Bank of America	2,084,402	30,828,306
Bank of New York Mellon	288,116	7,877,091
BB & T	153,401 a	3,509,815
Boston Properties	32,947 a	1,742,896
Capital One Financial	108,290 a	3,324,503
CB Richard Ellis Group, Cl. A	53,844 a,b	586,900
Charles Schwab	224,073	4,004,185
Chubb	86,580	3,998,264
Cincinnati Financial	39,166	945,859
Citigroup	1,315,911 a	4,171,438
CME Group	16,125 a	4,496,134
Comerica	37,026	882,700
Discover Financial Services	114,517	1,360,462
E*TRADE FINANCIAL	133,472 a,b	200,208
Equity Residential Properties
Trust	64,969 a	1,559,256
Federated Investors, Cl. B	21,265 a	551,401
Fifth Third Bancorp	175,510 a	1,667,345
First Horizon National	50,187 a,b	643,397
Franklin Resources	36,528	3,239,303
Genworth Financial, Cl. A	106,549	735,188

Goldman Sachs Group	121,475	19,836,868
Hartford Financial Services Group	78,513	1,294,679
HCP	65,563 a	1,688,903
Health Care REIT	26,803 a	1,073,728
Host Hotels & Resorts	144,138 a	1,308,773
Hudson City Bancorp	124,568	1,751,426
Huntington Bancshares	129,221 a	528,514
IntercontinentalExchange	17,445 b	1,640,877
Invesco	98,997	1,955,191
Janus Capital Group	39,704	542,357
JPMorgan Chase & Co.	940,487	36,349,823
KeyCorp	168,367	973,161
Kimco Realty	77,006 a	757,739
Legg Mason	34,860 a	980,960
Leucadia National	42,353 b	1,037,649
Lincoln National	71,045 a	1,505,444
Loews	86,884	2,608,258
M & T Bank	18,460 a	1,076,587
Marsh & McLennan Cos.	123,138	2,514,478
Marshall & Ilsley	83,929	506,931
MBIA	46,630 a,b	195,380
MetLife	198,014	6,722,575
Moody's	47,187 a	1,120,219
Morgan Stanley	325,829	9,286,127
Nasdaq OMX Group	32,701 b	690,972
Northern Trust	57,973	3,467,365
NYSE Euronext	63,732	1,717,577
People's United Financial	83,430	1,355,738
Plum Creek Timber	40,984 a	1,281,980
PNC Financial Services Group	110,741	4,059,765
Principal Financial Group	75,012	1,777,784
Progressive	164,062 b	2,556,086
ProLogis	101,516 a	892,326
Prudential Financial	110,286	4,882,361
Public Storage	30,031 a	2,179,350
Regions Financial	264,703 a	1,169,987
Simon Property Group	66,294 a	3,693,902
SLM	114,918 b	1,021,621
State Street	119,119	5,991,686
SunTrust Banks	112,373	2,191,274
T. Rowe Price Group	62,093 a	2,900,364
Torchmark	21,166 a	826,744
Travelers Cos.	141,955	6,114,002
U.S. Bancorp	457,870	9,345,127
Unum Group	79,955	1,500,755
Ventas	37,634 a	1,328,480
Vornado Realty Trust	38,128 a	1,945,291
Wells Fargo & Co.	1,123,504	27,480,908
XL Capital, Cl. A	82,215 a	1,157,587
Zions Bancorporation	27,369 a	371,671
		288,071,258
Health Care--13.3%

Abbott Laboratories	374,664	16,856,133
Aetna	108,095	2,915,322
Allergan	73,800	3,943,134
AmerisourceBergen	76,636 a	1,511,262
Amgen	244,822 b	15,254,859
Baxter International	146,293	8,246,536
Becton, Dickinson & Co.	58,502	3,811,405
Biogen Idec	69,799 b	3,318,942
Boston Scientific	360,281 b	3,869,418
Bristol-Myers Squibb	478,021	10,392,177
C.R. Bard	24,099	1,772,963
Cardinal Health	86,241	2,871,825
Celgene	110,639 b	6,301,997
Cephalon	17,756 a,b	1,041,389
CIGNA	66,675	1,893,570
Coventry Health Care	35,889 b	825,447
DaVita	24,942 b	1,239,617
Dentsply International	35,751 a	1,192,296
Eli Lilly & Co.	244,742	8,539,048
Express Scripts	65,173 b	4,564,717
Forest Laboratories	72,995 b	1,885,461
Genzyme	65,323 b	3,389,610
Gilead Sciences	219,053 b	10,718,263
Hospira	39,062 b	1,501,153
Humana	41,071 b	1,349,182
IMS Health	45,207	542,484
Intuitive Surgical	9,301 a,b	2,114,303
Johnson & Johnson	665,683	40,533,438
King Pharmaceuticals	60,626 a,b	549,878
Laboratory Corp. of America
Holdings	26,619 a,b	1,788,531
Life Technologies	41,668 b	1,897,144
McKesson	66,200	3,386,130
Medco Health Solutions	116,678 b	6,167,599
Medtronic	270,020	9,564,108
Merck & Co.	510,516 a	15,320,585
Millipore	13,590 b	945,864
Mylan	74,939 a,b	988,445
Patterson Cos.	22,654 a,b	574,505
PerkinElmer	28,944	510,283
Pfizer	1,632,671	26,008,449
Quest Diagnostics	36,340	1,984,891
Schering-Plough	393,668	10,436,139
St. Jude Medical	83,785 b	3,159,532
Stryker	59,380	2,308,694
Tenet Healthcare	103,174 b	407,537
Thermo Fisher Scientific	100,657 b	4,557,749
UnitedHealth Group	287,530	8,068,092
Varian Medical Systems	29,867 b	1,053,409
Waters	23,645 b	1,188,161
Watson Pharmaceuticals	25,502 a,b	885,684
WellPoint	117,284 b	6,173,830

Wyeth	322,265	15,001,436
Zimmer Holdings	52,050 b	2,425,530
		287,748,156
Industrial--9.7%
3M	167,329	11,800,041
Avery Dennison	26,194 a	700,166
Boeing	176,959	7,593,311
Burlington Northern Santa Fe	67,861	5,333,196
C.H. Robinson Worldwide	41,224	2,247,945
Caterpillar	146,314 a	6,446,595
Cintas	32,196 a	810,695
Cooper Industries, Cl. A	42,127	1,388,084
CSX	95,253	3,821,550
Cummins	48,533	2,087,404
Danaher	61,259 a	3,751,501
Deere & Co.	102,525 a	4,484,444
Dover	45,510	1,547,795
Dun & Bradstreet	12,968	933,566
Eaton	39,811	2,066,987
Emerson Electric	181,657	6,608,682
Equifax	30,566 a	796,244
Expeditors International
Washington	50,986	1,729,955
Fastenal	30,875 a	1,098,224
FedEx	74,775	5,072,736
Flowserve	14,159	1,143,622
Fluor	43,829 a	2,314,171
General Dynamics	94,137	5,214,248
General Electric	2,556,117	34,251,968
Goodrich	29,724	1,526,625
Honeywell International	177,948	6,174,796
Illinois Tool Works	93,007	3,771,434
Iron Mountain	43,371 b	1,266,867
ITT	43,556 a	2,151,666
Jacobs Engineering Group	29,933 a,b	1,226,654
L-3 Communications Holdings	28,831 a	2,176,741
Lockheed Martin	78,945	5,901,928
Manitowoc	33,103 a	204,577
Masco	87,110 a	1,213,442
Monster Worldwide	30,927 a,b	402,979
Norfolk Southern	90,139 a	3,898,512
Northrop Grumman	78,947	3,519,457
Paccar	87,173 a	3,020,544
Pall	28,874	868,530
Parker Hannifin	38,914	1,723,112
Pitney Bowes	50,306	1,038,819
Precision Castparts	33,402	2,665,814
Quanta Services	47,062 b	1,097,015
R.R. Donnelley & Sons	50,710	704,869
Raytheon	95,319	4,475,227
Republic Services	77,185	2,053,121
Robert Half International	37,094 a	919,560

Rockwell Automation	35,176 a	1,456,638
Rockwell Collins	38,624	1,629,933
Ryder System	13,567 a	476,609
Southwest Airlines	178,159	1,398,548
Stericycle	20,544 a,b	1,051,853
Textron	59,438 a	798,847
Union Pacific	122,394	7,040,103
United Parcel Service, Cl. B	240,309 a	12,911,803
United Technologies	227,600	12,397,372
W.W. Grainger	15,746 a	1,415,723
Waste Management	117,750 a	3,309,953
		209,132,801
Information Technology--18.2%
Adobe Systems	127,368 b	4,129,270
Advanced Micro Devices	149,185 a,b	546,017
Affiliated Computer Services, Cl.
A	23,629 b	1,120,251
Agilent Technologies	85,713 b	1,990,256
Akamai Technologies	41,155 a,b	676,588
Altera	72,768 a	1,360,034
Amphenol, Cl. A	42,286	1,410,238
Analog Devices	70,370 a	1,926,027
Apple	215,556 b	35,219,695
Applied Materials	322,226	4,446,719
Autodesk	53,820 b	1,173,814
Automatic Data Processing	122,232	4,553,142
BMC Software	45,375 b	1,544,111
Broadcom, Cl. A	103,410 b	2,919,264
CA	96,127	2,032,125
Ciena	22,255 a,b	248,366
Cisco Systems	1,393,964 b	30,681,148
Citrix Systems	43,451 a,b	1,546,856
Cognizant Technology Solutions,
Cl. A	70,988 b	2,100,535
Computer Sciences	36,163 b	1,741,972
Compuware	60,745 b	445,261
Convergys	28,664 b	306,991
Corning	379,107	6,444,819
Dell	418,860 a,b	5,604,347
eBay	259,010 b	5,503,963
Electronic Arts	77,429 b	1,662,401
EMC	486,463 b	7,326,133
Fidelity National Information
Services	47,188	1,105,143
Fiserv	39,259 b	1,861,269
FLIR Systems	36,500 a,b	784,385
Google, Cl. A	58,000 b	25,696,900
Harris	32,071	1,004,143
Hewlett-Packard	576,549	24,964,572
Intel	1,348,469	25,958,028
International Business Machines	319,377	37,664,130
Intuit	76,919 b	2,284,494

Jabil Circuit	51,199 a	468,983
JDS Uniphase	50,382 b	295,239
Juniper Networks	127,484 a,b	3,331,157
KLA-Tencor	41,840 a	1,333,859
Lexmark International, Cl. A	18,931 a,b	274,121
Linear Technology	52,986 a	1,423,734
LSI	154,642 b	801,046
MasterCard, Cl. A	17,355	3,367,391
McAfee	36,834 a,b	1,642,060
MEMC Electronic Materials	54,657 b	963,056
Microchip Technology	44,485 a	1,197,981
Micron Technology	203,621 a,b	1,301,138
Microsoft	1,848,645	43,480,130
Molex	34,656	615,491
Motorola	543,730	3,893,107
National Semiconductor	48,493 a	730,305
NetApp	78,180 b	1,755,923
Novell	86,784 a,b	397,471
Novellus Systems	25,122 a,b	491,638
NVIDIA	129,685 b	1,676,827
Oracle	915,479	20,259,550
Paychex	77,884 a	2,063,926
QLogic	33,100 a,b	431,955
QUALCOMM	399,750	18,472,448
Red Hat	45,592 b	1,040,865
Salesforce.com	24,820 a,b	1,075,699
SanDisk	53,656 b	956,150
Sun Microsystems	179,834 b	1,649,078
Symantec	201,392 b	3,006,783
Tellabs	101,984 b	591,507
Teradata	44,219 b	1,086,461
Teradyne	42,956 a,b	338,493
Texas Instruments	307,754	7,401,484
Total System Services	48,946 a	718,527
VeriSign	46,122 a,b	942,734
Western Digital	53,734 b	1,625,454
Western Union	169,641	2,965,325
Xerox	211,669	1,733,569
Xilinx	67,287 a	1,459,455
Yahoo!	337,462 b	4,832,456
		392,075,983
Materials--3.3%
Air Products & Chemicals	50,836	3,792,365
AK Steel Holding	27,672	544,308
Alcoa	230,020	2,705,035
Allegheny Technologies	23,252 a	629,664
Ball	23,007	1,112,619
Bemis	24,520	645,366
CF Industries Holdings	12,437	981,777
Dow Chemical	255,060	5,399,620
E.I. du Pont de Nemours & Co.	216,880	6,708,098
Eastman Chemical	17,517 a	869,894

Ecolab	40,484	1,680,491
Freeport-McMoRan Copper & Gold	99,261	5,985,438
International Flavors & Fragrances	18,843	664,404
International Paper	102,531	1,928,608
MeadWestvaco	40,694	793,126
Monsanto	132,248	11,108,832
Newmont Mining	118,408	4,896,171
Nucor	75,810	3,371,271
Owens-Illinois	40,198 b	1,364,320
Pactiv	32,101 b	808,303
PPG Industries	39,334	2,163,370
Praxair	74,469	5,821,986
Sealed Air	37,613	691,703
Sigma-Aldrich	30,487 a	1,547,215
Titanium Metals	19,645 a	164,429
United States Steel	34,290 a	1,363,028
Vulcan Materials	29,292 a	1,390,784
Weyerhaeuser	50,683	1,775,932
		70,908,157
Telecommunication Services--3.3%
American Tower, Cl. A	94,538 a,b	3,222,800
AT & T	1,426,456	37,415,941
CenturyTel	72,090 a	2,262,905
Frontier Communications	75,973	531,811
Metropcs Communications	61,139 a,b	724,497
Qwest Communications International	358,160 a	1,382,498
Sprint Nextel	685,199 b	2,740,796
Verizon Communications	687,551	22,049,761
Windstream	106,079	930,313
		71,261,322
Utilities--3.8%
AES	164,835 b	2,108,239
Allegheny Energy	41,156	1,037,542
Ameren	50,335 a	1,280,019
American Electric Power	112,789	3,491,947
CenterPoint Energy	81,557	982,762
CMS Energy	55,441 a	717,407
Consolidated Edison	65,536 a	2,579,497
Constellation Energy Group	48,198	1,383,283
Dominion Resources	141,230	4,773,574
DTE Energy	39,010	1,344,285
Duke Energy	310,098	4,800,317
Dynergy, Cl. A	122,118 a,b	245,457
Edison International	78,168 a	2,526,390
Entergy	47,290	3,798,806
EQT	31,477	1,208,087
Exelon	158,870	8,080,128
FirstEnergy	73,205	3,016,046
FPL Group	98,109	5,559,837
Integrys Energy	18,783 a	634,490
Nicor	11,128	405,504
NiSource	67,554	870,771

Northeast Utilities	41,680	959,057
Pepco Holdings	52,207	750,737
PG & E	88,532 a	3,574,037
Pinnacle West Capital	24,716	789,923
PPL	89,859	3,036,336
Progress Energy	66,705	2,630,845
Public Service Enterprise Group	122,070	3,961,172
Questar	42,539	1,406,765
SCANA	28,286	999,910
Sempra Energy	59,097	3,098,456
Southern	187,039	5,873,025
TECO Energy	51,989 a	701,332
Wisconsin Energy	28,122	1,208,402
Xcel Energy	108,162	2,156,750
		81,991,135
Total Common Stocks
(cost $1,742,614,330)		2,090,306,582

	Principal
Short-Term Investments--.4%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.15%, 9/10/09
(cost $7,988,674)	7,990,000 [c]	7,988,945

Other Investment--3.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $70,908,000)	70,908,000 [d]	70,908,000

Investment of Cash Collateral for
Securities Loaned--9.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $210,334,838)	210,334,838 [d]	210,334,838

Total Investments (cost $2,031,845,842)	110.3%	2,379,538,365
Liabilities, Less Cash and Receivables	(10.3%)	(221,298,613)
Net Assets	100.0%	2,158,239,752

a	All or a portion of these securities are on loan. At July 31, 2009, the total market value of the fund's securities on loan is
$205,732,542 and the total market value of the collateral held by the fund is $210,334,838.
b	Non-income producing security.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,031,845,842.

Net unrealized appreciation on investments was $347,692,523 of which $723,893,584 related to appreciated investment securities and $376,201,061 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
July 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2009 ($)
Financial Futures Long
Standard & Poor's 500 E-mini	1,624	79,933,280	September 2009	4,159,287

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

			Level 3 -
			Significant
	Level 1 -Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	2,090,306,582	-	-	2,090,306,582
U.S. Treasury Securities	-	7,988,945	-	7,988,945
Mutual Funds	281,242,838	-	-	281,242,838
Other Financial Instruments+	4,159,287	-	-	4,159,287
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the leading transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
July 31, 2009 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)
Consumer Discretionary--14.5%
American Public Education	35,249 a	1,246,757
Arbitron	55,797	908,375
Arctic Cat	20,487 b	126,200
Audiovox, Cl. A	37,542 a	296,206
Big 5 Sporting Goods	46,114	599,482
Blue Nile	33,426 a,b	1,545,284
Brown Shoe	90,806	703,746
Brunswick	200,089	1,436,639
Buckle	52,078 b	1,611,293
Buffalo Wild Wings	39,577 a,b	1,596,932
Cabela's	85,474 a,b	1,385,534
California Pizza Kitchen	54,294 a	895,851
Capella Education	30,815 a,b	1,983,253
Carter's	124,071 a	3,516,172
Cato, Cl. A	70,984	1,411,162
CEC Entertainment	51,900 a	1,513,923
Charlotte Russe Holding	47,256 a	709,313
Children's Place Retail Stores	54,187 a,b	1,775,708
Christopher & Banks	73,203 b	579,768
CKE Restaurants	123,970	1,097,135
Coinstar	66,219 a,b	2,200,457
Cracker Barrel Old Country Store	49,720 b	1,434,919
Crocs	195,180 a,b	667,516
Deckers Outdoor	29,780 a	2,013,426
DineEquity	35,667 b	881,332
Dress Barn	103,290 a,b	1,610,291
Drew Industries	40,132 a,b	770,133
E.W. Scripps, Cl. A	83,549	335,867
Ethan Allen Interiors	57,626 b	733,579
Finish Line, Cl. A	121,580	1,057,746
Fred's, Cl. A	90,344 b	1,217,837
Genesco	43,500 a,b	944,820
Group 1 Automotive	55,563 b	1,636,886
Gymboree	64,963 a	2,584,228
Haverty Furniture	34,412 b	369,585
Helen of Troy	63,303 a	1,376,840
Hibbett Sports	61,827 a,b	1,138,235
Hillenbrand	129,459	2,345,797
Hot Topic	100,703 a,b	778,434
HSN	87,889 a	890,316
Iconix Brand Group	148,034 a,b	2,593,556
Interval Leisure Group	81,559 a	860,447
Jack in the Box	122,256 a	2,579,602
JAKKS Pacific	58,756 a,b	677,457
Jo-Ann Stores	57,998 a,b	1,351,353
JoS. A. Bank Clothiers	42,007 a,b	1,537,036
K-Swiss, Cl. A	54,730 b	593,273
La-Z-Boy	116,479 b	788,563
Landry's Restaurants	24,447 a,b	219,045
Lithia Motors, Cl. A	38,696 b	463,965
Live Nation	173,519 a,b	1,013,351
Liz Claiborne	213,064 b	673,282

M/I Homes	42,195 a	554,020
Maidenform Brands	42,540 a	588,328
Marcus	49,099	620,611
Men's Wearhouse	115,444 b	2,494,745
Meritage Homes	69,692 a,b	1,491,409
Midas	31,035 a	306,315
Monarch Casino & Resort	23,208 a,b	210,497
Movado Group	39,501 b	564,074
Multimedia Games	52,008 a,b	292,285
National Presto Industries	11,971	961,990
Nautilus	31,939 a,b	68,030
NutriSystem	67,878 b	965,904
O'Charleys	45,853	476,413
OfficeMax	162,897	1,516,571
Oxford Industries	34,318 b	470,500
P.F. Chang's China Bistro	53,247 a,b	1,805,606
Papa John's International	45,797 a	1,163,702
Peet's Coffee & Tea	24,803 a,b	681,338
PEP Boys-Manny Moe & Jack	89,544 b	889,172
Perry Ellis International	24,744 a,b	190,776
PetMed Express	50,352 a,b	934,533
Pinnacle Entertainment	130,723 a,b	1,311,152
Polaris Industries	73,880 b	2,797,836
Pool	102,921 b	2,430,994
Pre-Paid Legal Services	16,122 a,b	786,270
Quiksilver	262,642 a	564,680
RC2	40,709 a	621,626
Red Robin Gourmet Burgers	36,358 a	680,622
Ruby Tuesday	127,778 a	955,779
Russ Berrie & Co.	30,449 a	159,553
Ruth's Hospitality Group	41,212 a	161,551
Shuffle Master	116,540 a	839,088
Skechers USA, Cl. A	69,869 a	966,288
Skyline	16,963 b	411,692
Sonic	127,736 a,b	1,408,928
Sonic Automotive, Cl. A	63,300 b	778,590
Spartan Motors	80,057	560,399
Stage Stores	84,143	1,050,105
Stamps.com	28,963 a	249,951
Standard Motor Products	27,187 b	303,679
Standard-Pacific	190,405 a	654,993
Steak n Shake	62,250 a,b	636,195
Stein Mart	14,172 a	156,317
Sturm Ruger & Co.	41,363 b	516,210
Superior Industries International	51,397	811,045
Texas Roadhouse, Cl. A	108,234 a,b	1,204,644
Ticketmaster Entertainment	99,746 a	807,943
Tractor Supply	69,075 a,b	3,313,528
True Religion Apparel	43,331 a,b	968,881
Tuesday Morning	63,389 a	294,125
Tween Brands	53,500 a	387,340
UniFirst	32,410	1,261,397
Universal Electronics	30,673 a	647,507
Universal Technical Institute	42,835 a,b	679,791
Volcom	35,549 a,b	431,209
Winnebago Industries	56,126 b	590,446
Wolverine World Wide	105,153	2,534,187
Zale	69,837 a,b	413,435
Zumiez	43,142 a,b	412,006

		114,284,708
Consumer Staples--4.0%
Alliance One International	207,615 a,b	859,526
Andersons	41,733 b	1,344,637
Boston Beer, Cl. A	21,784 a,b	679,443
Cal-Maine Foods	27,000 b	794,610
Casey's General Stores	114,617	3,143,944
Central Garden & Pet, Cl. A	157,612 a	1,779,439
Chattem	42,451 a,b	2,660,404
Darling International	181,075 a	1,278,390
Diamond Foods	36,919 b	1,041,116
Great Atlantic & Pacific Tea	63,422 a,b	365,945
Green Mountain Coffee Roasters	58,572 a,b	4,125,812
Hain Celestial Group	86,627 a,b	1,438,874
J & J Snack Foods	30,219	1,309,691
Lance	65,731 b	1,665,624
Mannatech	30,106 b	105,672
Nash Finch	29,853	916,487
Sanderson Farms	39,134 b	1,591,971
Spartan Stores	52,604	678,066
TreeHouse Foods	70,147 a,b	2,276,270
United Natural Foods	92,393 a,b	2,497,383
WD-40	35,334	1,068,147
		31,621,451
Energy--4.8%
Atwood Oceanics	119,716 a,b	3,452,609
Basic Energy Services	50,532 a,b	341,091
Bristow Group	65,324 a,b	2,162,224
CARBO Ceramics	41,438 b	1,727,550
Dril-Quip	64,884 a	2,743,944
Gulf Island Fabrication	32,908	477,166
Holly	88,486 b	1,882,097
Hornbeck Offshore Services	52,832 a	1,150,681
ION Geophysical	194,572 a,b	523,399
Lufkin Industries	33,343	1,513,772
Matrix Service	55,953 a	566,804
NATCO Group, Cl. A	43,613 a	1,572,685
Oil States International	107,871 a	2,925,462
Penn Virginia	99,353 b	1,908,571
Petroleum Development	34,466 a	580,407
PetroQuest Energy	101,088 a,b	338,645
Pioneer Drilling	109,507 a	479,641
SEACOR Holdings	44,860 a	3,565,473
St. Mary Land & Exploration	134,861 b	3,219,132
Stone Energy	99,840 a	1,084,262
Superior Well Services	33,793 a,b	220,668
Swift Energy	71,017 a,b	1,399,035
Tetra Technologies	159,351 a	1,228,596
World Fuel Services	67,278 b	2,950,813
		38,014,727
Financial--18.1%
Acadia Realty Trust	80,219 b	1,099,000
American Physicians Capital	16,411	730,125
Amerisafe	41,880 a	696,464
Bank Mutual	101,416	997,933
Bank of the Ozarks	26,441 b	668,428
BioMed Realty Trust	205,119	2,395,790
Boston Private Financial Holdings	131,234 b	601,052
Brookline Bancorp	127,833	1,489,254

Cascade Bancorp	63,967 b	92,112
Cash America International	66,897	1,788,157
Cedar Shopping Centers	97,590	518,203
Central Pacific Financial	60,332 b	130,920
Colonial Properties Trust	103,774 b	828,117
Columbia Banking System	39,604 b	480,793
Community Bank System	79,205 b	1,435,987
Delphi Financial Group, Cl. A	98,534	2,348,065
DiamondRock Hospitality	232,576	1,572,214
Dime Community Bancshares	52,282	629,475
East West Bancorp	164,451 b	1,453,747
EastGroup Properties	57,165	1,984,769
eHealth	53,625 a	870,870
Employers Holdings	97,838	1,361,905
Entertainment Properties Trust	80,894	2,209,215
Extra Space Storage	175,997	1,545,254
Financial Federal	54,795 b	1,111,243
First BanCorp/Puerto Rico	164,517	510,003
First Cash Financial Services	57,015 a	1,071,882
First Commonwealth Financial	166,789 b	1,112,483
First Financial Bancorp	87,279	754,091
First Financial Bankshares	46,324 b	2,439,885
First Midwest Bancorp	104,130	870,527
Forestar Group	76,370 a	994,337
Franklin Street Properties	125,918 b	1,795,591
Frontier Financial	97,082 b	87,374
Glacier Bancorp	127,755 b	1,989,145
Greenhill & Co.	40,598 b	3,057,841
Hancock Holding	54,222 b	2,190,027
Hanmi Financial	71,245 a,b	125,391
Healthcare Realty Trust	129,562	2,514,798
Home Bancshares	27,676 b	602,230
Home Properties	75,084 b	2,680,499
Independent Bank/MA	47,127	1,005,219
Independent Bank/MI	46,358 b	81,127
Infinity Property & Casualty	29,794	1,237,643
Inland Real Estate	147,260 b	1,086,779
Investment Technology Group	96,019 a	2,146,025
Kilroy Realty	96,570 b	2,279,052
Kite Realty Group Trust	121,246	387,987
LaBranche & Co.	104,505 a	396,074
LaSalle Hotel Properties	141,837	2,114,790
Lexington Realty Trust	178,039	762,005
LTC Properties	49,623	1,211,794
Medical Properties Trust	182,121 b	1,274,847
Mid-America Apartment Communities	64,529 b	2,559,865
Nara Bancorp	44,596	263,116
National Financial Partners	91,544 b	686,580
National Penn Bancshares	195,559 b	973,884
National Retail Properties	174,229 b	3,434,054
Navigators Group	28,874 a	1,423,777
NBT Bankcorp	72,962	1,673,748
Old National Bancorp	140,105 b	1,583,187
optionsXpress Holdings	96,938	1,751,670
Parkway Properties	49,361	699,445
Pennsylvania Real Estate
Investment Trust	89,889 b	475,513
Pinnacle Financial Partners	69,705 a,b	1,087,398
Piper Jaffray	38,578 a	1,769,187

Portfolio Recovery Associates	34,254 a,b	1,580,822
Post Properties	96,724 b	1,369,612
Presidential Life	48,660	435,020
PrivateBancorp	84,441	2,096,670
ProAssurance	71,363 a	3,623,813
Prosperity Bancshares	94,017 b	3,150,510
PS Business Parks	35,126	1,816,365
Rewards Network Inc.	19,791 a	266,981
RLI	38,122	1,891,232
S&T Bancorp	49,864 b	683,635
Safety Insurance Group	33,755	1,088,936
Selective Insurance Group	111,239	1,661,911
Senior Housing Properties Trust	264,104	4,928,181
Signature Bank	87,239 a	2,571,806
Simmons First National, Cl. A	29,514	884,830
South Financial Group	337,454 b	543,301
Sovran Self Storage	52,491 b	1,413,058
Sterling Bancorp	43,636	352,143
Sterling Bancshares	170,381	1,374,975
Sterling Financial	111,719 b	311,696
Stewart Information Services	41,929	577,362
Stifel Financial	60,262 a	3,008,882
Susquehanna Bancshares	182,488 b	959,887
SWS Group	63,400	872,384
Tanger Factory Outlet Centers	79,743 b	2,834,066
Tompkins Financial	17,007 b	756,471
Tower Group	79,300	1,980,121
TradeStation Group	71,448 a	535,146
Trustco Bank	164,190 b	1,032,755
UCBH Holdings	253,992 b	307,330
UMB Financial	65,890	2,748,931
Umpqua Holdings	128,876 b	1,250,097
United Bankshares	83,566 b	1,693,047
United Community Banks	88,875 a,b	598,129
United Fire & Casualty	49,480	831,759
Urstadt Biddle Properties, Cl. A	44,991	692,411
Whitney Holding	133,384 b	1,168,444
Wilshire Bancorp	42,002 b	309,135
Wintrust Financial	57,953	1,515,471
World Acceptance	38,226 a,b	906,721
Zenith National Insurance	82,662	1,973,142
		142,797,150
Health Care--13.1%
Abaxis	47,950 a,b	1,283,621
Air Methods	24,742 a	727,662
Align Technology	142,755 a,b	1,557,457
Almost Family	14,145 a,b	448,679
Amedisys	61,436 a,b	2,746,804
American Medical Systems Holdings	165,131 a	2,524,853
AMERIGROUP	118,529 a	2,925,296
AMN Healthcare Services	85,246 a	620,591
AmSurg	65,952 a	1,359,930
Analogic	30,313	1,149,166
ArQule	61,384 a,b	375,670
Bio-Reference Laboratories	24,525 a	786,271
Cambrex	68,855 a	315,356
Catalyst Health Solutions	82,621 a	2,129,969
Centene	95,300 a	1,840,243
Chemed	48,172 b	2,124,385

Computer Programs & Systems	21,124 b	822,780
CONMED	61,189 a	1,075,703
Cooper	98,899 b	2,713,789
CorVel	18,192 a	444,249
Cross Country Healthcare	71,128 a	593,919
CryoLife	58,412 a	296,733
Cubist Pharmaceuticals	132,620 a	2,635,159
Cyberonics	48,952 a	813,093
Dionex	39,084 a	2,576,026
Eclipsys	123,878 a	2,254,580
Enzo Biochem	67,495 a	344,225
eResearch Technology	100,261 a	546,422
Genoptix	20,537 a,b	643,013
Gentiva Health Services	65,104 a	1,385,413
Greatbatch	48,878 a,b	1,077,271
Haemonetics	54,781 a	3,232,627
Hanger Orthopedic Group	64,283 a	881,963
HealthSpring	109,443 a	1,382,265
Healthways	71,290 a	1,050,815
HMS Holdings	54,907 a	2,108,429
ICU Medical	28,722 a	1,118,147
Integra LifeSciences Holdings	45,127 a,b	1,428,721
Invacare	72,248 b	1,473,859
Inventiv Health	73,357 a	1,125,296
IPC The Hospitalist	18,795 a	523,441
Kendle International	32,171 a	375,757
Kensey Nash	25,914 a	740,104
Landauer	21,062	1,409,469
LCA-Vision	41,315 a	237,148
LHC Group	34,384 a	1,009,170
Magellan Health Services	80,644 a	2,609,640
Martek Biosciences	73,883 a,b	1,718,519
MedCath	43,216 a	521,185
MEDNAX	100,079 a	4,638,662
Meridian Bioscience	85,417	1,880,882
Merit Medical Systems	58,194 a	1,064,368
Molina Healthcare	33,637 a,b	758,514
MWI Veterinary Supply	27,486 a,b	1,054,913
Natus Medical	57,593 a	783,265
Neogen	32,613 a	950,343
Noven Pharmaceuticals	57,556 a	948,523
Odyssey HealthCare	68,834 a	801,916
Omnicell	64,706 a	807,531
Osteotech	37,950 a	188,232
Palomar Medical Technologies	38,754 a	578,985
Par Pharmaceutical Cos.	74,005 a	1,199,621
PAREXEL International	124,403 a	1,924,514
PharMerica	64,002 a,b	1,341,482
Phase Forward	90,518 a	1,285,356
PSS World Medical	126,372 a	2,553,978
Quality Systems	40,164 b	2,204,602
Regeneron Pharmaceuticals	137,200 a,b	2,941,568
RehabCare Group	39,872 a	959,320
Res-Care	53,699 a	838,778
Salix Pharmaceuticals	102,296 a,b	1,245,965
Savient Pharmaceuticals	117,519 a,b	1,832,121
SurModics	34,243 a,b	765,673
Symmetry Medical	76,540 a	655,182
Theragenics	77,716 a	97,145

ViroPharma	171,008 a,b	1,260,329
West Pharmaceutical Services	70,832 b	2,585,368
Zoll Medical	48,464 a	893,192
		103,125,211
Industrial--17.1%
A.O. Smith	48,597	1,897,227
AAR	81,190 a,b	1,553,165
ABM Industries	97,216	2,048,341
Actuant, Cl. A	142,387	1,828,249
Acuity Brands	94,442 b	2,786,983
Administaff	48,305	1,210,523
Aerovironment	33,784 a	960,817
Albany International, Cl. A	58,494	803,708
American Science & Engineering	19,913	1,388,932
Apogee Enterprises	65,991	962,149
Applied Industrial Technologies	76,736 b	1,697,400
Applied Signal Technology	27,208	680,200
Arkansas Best	56,205 b	1,600,718
Astec Industries	42,265 a,b	1,143,691
ATC Technology	43,834 a	917,007
Axsys Technologies	21,247 a	1,140,326
AZZ	27,619 a	1,070,236
Badger Meter	32,564 b	1,199,983
Baldor Electric	102,250 b	2,633,960
Barnes Group	90,928 b	1,279,357
Belden	102,187	1,792,360
Bowne & Co.	60,501	485,824
Brady, Cl. A	112,009	3,294,185
Briggs & Stratton	103,317 b	1,773,953
C & D Technologies	46,422 a,b	92,844
Cascade	18,192	444,794
CDI	30,416	386,283
Ceradyne	56,380 a	1,017,659
CIRCOR International	38,515	888,156
CLARCOR	108,758	3,600,977
Consolidated Graphics	28,324 a,b	518,329
Cubic	36,678	1,436,310
Curtiss-Wright	97,670 b	3,226,040
EMCOR Group	149,404 a	3,603,624
EnPro Industries	49,140 a,b	875,675
ESCO Technologies	57,826 a	2,376,070
Esterline Technologies	65,702 a	1,867,908
Forward Air	62,246 b	1,439,750
G & K Services, Cl. A	42,098	956,467
Gardner Denver	111,157 a	3,244,673
GenCorp	109,874 a,b	285,672
Geo Group	111,639 a	2,007,269
Gibraltar Industries	59,936	465,703
Griffon	111,435 a	1,074,233
Healthcare Services Group	88,907	1,659,894
Heartland Express	113,194 b	1,743,188
Heidrick & Struggles International	37,546 b	769,318
Hub Group, Cl. A	81,530 a	1,752,080
II-VI	52,514 a	1,259,811
Insituform Technologies, Cl. A	80,854 a,b	1,487,714
Interface, Cl. A	118,961	825,589
John Bean Technologies	60,316	835,980
Kaman	54,206	1,039,671
Kaydon	73,579 b	2,403,826

Kirby	118,614 a,b	4,389,904
Knight Transportation	119,425 b	2,166,370
Lawson Products	9,558	160,574
Lindsay	28,838 b	1,022,884
Lydall	40,000 a	130,000
Magnetek	37,153 a	50,157
Mobile Mini	75,843 a,b	1,227,140
Moog, Cl. A	92,983 a	2,506,822
Mueller Industries	83,134	1,975,264
NCI Building Systems	45,416 a,b	178,939
Old Dominion Freight Line	58,870 a,b	2,097,538
On Assignment	81,072 a	342,935
Orbital Sciences	125,201 a	1,695,222
Quanex Building Products	78,232	930,178
Regal-Beloit	77,872 b	3,610,146
Robbins & Myers	72,194 b	1,511,020
School Specialty	37,066 a,b	829,166
Simpson Manufacturing	80,963	2,299,349
SkyWest	126,797	1,607,786
Spherion	113,815 a	625,983
Standard Register	37,523	132,831
Standex International	27,735	347,520
Stanley	29,185 a	897,147
Sykes Enterprises	71,778 a	1,428,382
Teledyne Technologies	78,850 a	2,580,761
Tetra Tech	127,468 a	3,839,336
Toro	78,389 b	2,716,963
Tredegar	43,004	629,579
Triumph Group	37,396 b	1,493,596
TrueBlue	95,069 a	1,207,376
United Stationers	52,892 a	2,455,247
Universal Forest Products	37,585 b	1,677,794
Viad	46,113	817,122
Vicor	37,801	298,250
Volt Information Sciences	22,979 a	182,913
Watsco	61,649 b	3,234,107
Watts Water Technologies, Cl. A	63,754 b	1,679,280
		134,710,382
Information Technology--18.1%
Actel	53,353 a	594,352
Adaptec	284,379 a	756,448
Advanced Energy Industries	67,136 a	807,646
Agilysys	46,490	218,968
Anixter International	66,918 a,b	2,289,934
Arris Group	273,745 a,b	3,334,214
ATMI	69,764 a	1,269,007
Avid Technology	66,545 a,b	815,176
Bankrate	31,240 a,b	896,588
Bel Fuse, Cl. B	27,512	505,671
Benchmark Electronics	142,900 a	2,257,820
Black Box	40,498	1,112,480
Blackbaud	92,604 b	1,731,695
Blue Coat Systems	86,238 a,b	1,611,788
Brightpoint	121,204 a	719,952
Brooks Automation	136,785 a	811,135
Cabot Microelectronics	52,706 a	1,787,788
CACI International, Cl. A	65,726 a	3,036,541
Checkpoint Systems	84,385 a	1,462,392
CIBER	139,119 a	460,484

Cognex	83,342	1,375,143
Cohu	46,209	560,515
Commvault Systems	88,703 a	1,544,319
comScore	40,555 a	617,247
Comtech Telecommunications	61,998 a,b	1,975,876
Concur Technologies	92,767 a,b	3,199,534
CSG Systems International	81,722	1,363,123
CTS	76,747	646,977
CyberSource	147,865 a	2,563,979
Cymer	66,143 a,b	2,262,752
Cypress Semiconductor	319,262 a,b	3,390,562
Daktronics	71,505 b	599,212
DealerTrack Holdings	87,886 a,b	1,742,779
Digi International	54,924 a	560,774
Diodes	72,291 a	1,334,492
DSP Group	55,591 a	484,198
DTS	38,752 a	1,064,517
Ebix	20,857 a	865,148
Electro Scientific Industries	58,052 a	760,481
EMS Technologies	31,964 a	703,208
Epicor Software	127,640 a	776,051
EPIQ Systems	74,058 a,b	1,188,631
Exar	96,238 a	676,553
FARO Technologies	36,091 a	638,811
FEI	81,640 a	2,000,180
Forrester Research	32,692 a	737,858
Gerber Scientific	47,929 a	150,018
Harmonic	204,343 a	1,416,097
Heartland Payment Systems	52,227	556,740
Hittite Microwave	40,995 a,b	1,439,744
Hutchinson Technology	53,426 a,b	174,703
Informatica	185,920 a	3,419,069
Infospace	75,945 a	555,917
Insight Enterprises	102,168 a	1,052,330
Integral Systems	32,647 a	234,405
Intermec	103,753 a	1,415,191
Intevac	43,299 a	498,371
j2 Global Communications	99,778 a	2,393,674
JDA Software Group	63,015 a	1,298,739
Keithley Instruments	27,984	155,871
Knot	59,088 a,b	516,429
Kopin	156,935 a	623,032
Kulicke & Soffa Industries	130,624 a,b	766,763
Littelfuse	49,927 a	1,168,292
LoJack	51,541 a	210,287
Manhattan Associates	52,697 a	974,895
MAXIMUS	37,808	1,611,377
Mercury Computer Systems	48,370 a	556,255
Methode Electronics	90,719	687,650
Micrel	102,075	798,227
Microsemi	172,097 a,b	2,349,124
MKS Instruments	104,668 a	2,027,419
MTS Systems	35,026	822,761
NETGEAR	73,754 a	1,254,556
Network Equipment Technologies	53,482 a,b	304,847
Newport	85,086 a,b	628,786
Novatel Wireless	64,880 a,b	615,062
Park Electrochemical	44,808	1,047,163
PC-Tel	44,111 a	295,103

Perficient	70,865 a,b	522,984
Pericom Semiconductor	54,507 a	517,817
Phoenix Technologies	53,509 a	177,115
Plexus	86,155 a	2,213,322
Progress Software	91,447 a	2,069,446
Radiant Systems	59,224 a	595,793
Radisys	54,631 a,b	432,678
Rogers	37,433 a	933,953
Rudolph Technologies	75,536 a	617,129
ScanSource	60,393 a	1,723,012
Skyworks Solutions	367,671 a,b	4,441,466
Smith Micro Software	65,174 a	744,939
Sonic Solutions	63,550 a,b	230,687
SPSS	42,336 a	2,094,785
Standard Microsystems	51,099 a	1,185,497
StarTek	25,855 a	244,330
Stratasys	41,101 a	648,574
Supertex	28,733 a	662,296
Symmetricom	97,066 a	628,988
Synaptics	75,702 a,b	1,814,577
SYNNEX	43,688 a,b	1,241,613
Take-Two Interactive Software	171,300 a	1,630,776
Taleo, Cl. A	70,413 a,b	1,232,228
Technitrol	89,793	651,897
Tekelec	142,406 a,b	2,618,846
TeleTech Holdings	82,762 a	1,383,781
THQ	142,683 a	957,403
Tollgrade Communications	43,010 a	240,426
Triquint Semiconductor	312,463 a	2,243,484
TTM Technologies	90,365 a	891,903
Tyler Technologies	59,473 a,b	915,884
Ultratech	48,273 a	574,931
United Online	187,128	1,717,835
Varian Semiconductor Equipment
Associates	159,672 a,b	5,115,891
Veeco Instruments	70,470 a,b	1,327,655
ViaSat	57,883 a	1,562,841
Websense	100,841 a,b	1,492,447
Wright Express	89,336 a	2,526,422
		142,957,547
Materials--4.4%
A.M. Castle & Co.	34,021	358,922
AMCOL International	48,582 b	913,827
American Vanguard	39,984 b	346,261
Arch Chemicals	54,327	1,442,382
Balchem	38,247	1,061,354
Brush Engineered Materials	44,017 a	938,883
Buckeye Technologies	85,537 a	543,160
Calgon Carbon	115,976 a,b	1,469,416
Century Aluminum	118,382 a,b	992,041
Clearwater Paper	25,972 a	1,040,698
Deltic Timber	24,566 b	1,104,733
Eagle Materials	94,049 b	2,567,538
H.B. Fuller	103,585	2,088,274
Headwaters	88,923 a,b	272,994
Myers Industries	60,413 b	594,464
Neenah Paper	32,409	317,608
NewMarket	27,653	2,091,949
Olympic Steel	22,320 b	569,383

OM Group	69,501 a,b	2,339,404
Penford	17,920	117,555
PolyOne	233,282 a	1,000,780
Quaker Chemical	23,770	427,860
Rock-Tenn, Cl. A	84,704	3,808,292
RTI International Metals	51,733 a,b	918,778
Schulman (A.)	62,000	1,321,220
Schweitzer-Mauduit International	33,442	1,093,553
Stepan	16,911	757,275
Texas Industries	62,206 b	2,830,373
Wausau Paper	99,184	932,330
Zep	44,916	722,249
		34,983,556
Telecommunication Services--.5%
Cbeyond	53,669 a,b	752,439
Fairpoint Communications	180,988 b	106,783
General Communication, Cl. A	94,281 a	645,825
Iowa Telecommunications Services	65,326 b	800,897
Neutral Tandem	38,502 a	1,193,562
		3,499,506
Utilities--4.5%
Allete	60,905 b	1,947,742
American States Water	39,874	1,449,420
Atmos Energy	197,728	5,370,292
Avista	123,827	2,293,276
Central Vermont Public Service	23,781	438,522
CH Energy Group	35,777 b	1,770,604
El Paso Electric	96,196 a	1,453,522
Laclede Group	49,755	1,670,275
New Jersey Resources	95,007	3,667,270
Northwest Natural Gas	57,161 b	2,551,667
Piedmont Natural Gas	152,808 b	3,762,133
South Jersey Industries	67,685	2,496,223
Southwest Gas	99,779	2,416,647
UIL Holdings	68,905 b	1,681,282
UniSource Energy	79,388	2,191,109
		35,159,984
Total Common Stocks
(cost $918,219,374)		781,154,222
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills
0.14%, 9/10/09
(cost $534,918)	535,000 [c]	534,929

Other Investment--.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,787,000)	4,787,000 [d]	4,787,000

Investment of Cash Collateral for
Securities Loaned--25.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $201,566,099)	201,566,099 [d]	201,566,099

Total Investments (cost $1,125,107,391)	125.3%	988,042,250

Liabilities, Less Cash and Receivables	(25.3%)	(199,592,926)
Net Assets	100.0%	788,449,324

a	Non-income producing security.
b	All or a portion of these securities are on loan. At July 31, 2009, the total market value of the fund's securities on loan is
$195,761,117 and the total market value of the collateral held by the fund is $201,566,099.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,125,107,391.

Net unrealized depreciation on investments was $137,065,141 of which $71,683,152 related to appreciated investment securities and $208,748,293 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES July 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2009 ($)
Financial Futures Long
Russell 2000 Mini	116	6,393,920	September 2009	389,418

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	781,154,222	-	-	781,154,222
U.S. Treasury Securities	-	534,929	-	534,929
Mutual Funds	206,353,099	-	-	206,353,099
Other Financial Instruments+	389,418	-	-	389,418
Liabilities ($)
Other Financial Instruments+	-	-	-	-
† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the leading transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)